Commitments and Contingencies	3 Months Ended
Mar. 08, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 7 — Commitments and Contingencies
Registration Rights
The holders of the founder shares and private placement warrants and any warrants that may be issued upon conversion of working capital loans (and any Class A common stock issuable upon the exercise of the private placement warrants and warrants that may be issued upon conversion of working capital loans) will be entitled to registration rights pursuant to a registration and stockholder rights agreement to be signed prior to or on the effective date of the IPO. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the Company’s initial business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriters Agreement
The underwriters have a
45-day
option from the date of the IPO to purchase up to an additional 6,000,000 units to cover over-allotments, if any.